PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Plan Assets) (Details) - The company - Funded pension - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019
Corporate bonds
Plan Assets
Fixed income instruments	Rp 352	Rp 341
Level 1
Plan Assets
Cash and cash equivalents	426	521
Equity-based mutual fund	678	1,027
Total	12,473	12,747
Level 1 | Finance
Plan Assets
Equity instruments	2,340	1,735
Level 1 | Consumer goods
Plan Assets
Equity instruments	21	1,085
Level 1 | Infrastructure, utilities and transportation
Plan Assets
Equity instruments	540	540
Level 1 | Construction, property and real estate
Plan Assets
Equity instruments	303	210
Level 1 | Basic industry and chemical
Plan Assets
Equity instruments	290	135
Level 1 | Trading, service and investment
Plan Assets
Equity instruments	336	395
Level 1 | Mining
Plan Assets
Equity instruments	229	159
Level 1 | Agriculture
Plan Assets
Equity instruments	62	70
Level 1 | Miscellaneous industries
Plan Assets
Equity instruments	246	292
Level 1 | Government bonds
Plan Assets
Fixed income instruments	6,821	6,493
Level 1 | Mutual funds
Plan Assets
Fixed income instruments	181	85
Unquoted
Plan Assets
Direct placement	342	374
Property	185	186
Others	338	339
Total	7,073	6,976
Unquoted | Corporate bonds
Plan Assets
Fixed income instruments	Rp 6,208	Rp 6,077